Federated Hermes Conservative Microshort Fund Investment Strategy - Federated Hermes Conservative Microshort Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund seeks to invest all of its assets in investment-grade, fixed-income securities (or unrated securities of comparable quality), including but not limited to repurchase agreements, commercial paper, certificates of deposit, asset-backed securities and corporate debt securities. The Fund is not a money market fund; is not subject to the special regulatory requirements and risk limiting conditions (including maturity, liquidity and credit quality constraints) applicable to money market funds; and does not qualify for special money market fund tax accounting methods under certain Treasury regulations. Within investment-grade securities, the Fund may invest up to 15% of its assets in BBB rated, fixed-income securities or, with respect to securities maturing in 397 days or less, securities with short-term ratings of comparable credit quality to BBB (i.e., A-3 or P-3 ratings). The Fund’s investment adviser (the “Adviser”) actively manages the Fund’s portfolio, seeking to buy securities to further its investment objective and to sell a security when, in the view of the Adviser, it is no longer attractive in furthering the Fund’s investment objective or if the Adviser deems it to be not in the best interest of the Fund. The Adviser attempts to manage the Fund’s credit risk by selecting securities that make default in the payment of principal and interest less likely. Although the value of the Fund’s shares will fluctuate, the Adviser seeks to maintain a low degree of share price fluctuation by executing a “microshort” strategy. The Adviser considers a “microshort” strategy to be consistent with a relatively short dollar-weighted average portfolio maturity which, in the case of the Fund, will generally be limited to a maximum of 180 days. Under normal market conditions, individual securities’ maturities will not exceed 2.5 years for fixed rate securities and 3 years for floating rate securities. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in government securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. The Adviser may seek higher returns than may be offered by a money market fund by generally investing in investment-grade, fixed-income securities, including but not limited to repurchase agreements, commercial paper, certificates of deposit, asset-backed securities and corporate debt securities. The Fund may also invest a portion of its portfolio in securities of issuers based outside of the United States. The Fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the financial services sector, and therefore may experience greater volatility than funds investing in a broader range of industries.